SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 113	$ 758	$ 7,927
Cash	$ 545	$ 6,426	$ 8,466	$ 46,302